Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

In July 2011, we issued 35,000,000 share of common stock valued at $14,000 at the closing price to an investor as antidilution protection.

In July 2011, we issued 42,500,000 shares of common stock to accredited investors in exchange for aggregate cash investments of $20,000. Those investors also exchanged 200,000 shares of common stock in exchange for warrants to purchase 147,142,857 share of common stock at a purchase price of $0.00000125 per share.

In July 2011, we issued 2,777,778 shares of common stock to an independent third party for services provided, valued at $2,500.

On August 5, 2011, we issued to certain of our legal advisors warrants to purchase 500,000,000 shares of common stock at a purchase price of $0.0002 per share. On August 12, 2011, one of these legal advisors converted 75,000,000 warrants, via a cashless exercise, into 53,571,428 shares.

On August 9, 2011, we filed an S-8 registration statement to issue 1,000,000,000 shares as part of the Company’s 2011 Stock Incentive Plan and subsequently issued those shares.

On August 22, 2011, we terminated 550,000,000 shares previously issued in the quarter ending June 30, 2011.

NOTE 15 - SUBSEQUENT EVENTS

From April 1, 2011 through July 31, 2011, we borrowed a total of $158,000 from a third party. The loans bear interest at 5% per annum and are due within six months from the date of the note.

From May 1, 2011 through June 30, 2011, we borrowed a total of $25,000 from a third party. The loans bear interest at 10% per annum and are due within two years from the date of the note.

From April 1, 2011 through July 31, 2011, we received $205,812 in net proceeds from the sale of 733,314,805 shares of common stock to accredited investors.

From April 1, 2011 through July 31, 2011, we issued 173,737,374 shares to consultants and contractors for services rendered through July 31, 2011.

From April 1, 2011 through July 31, 2011, we issued 40,000,000 shares to debt and convertible note holders for the conversion of debt and accrued interest.

From April 1, 2011 through July 31, 2011, we issued 56,250,000 shares to employees as bonuses.

From April 1, 2011 through July 31, 2011, we issued 1,306,258,009 to shareholders of convertible warrants that were issued subsequent to March 31, 2011.

As of July 15, 2011, we are in the process of restructuring our purchase of the assets of MyPraize, LLC, due to the company’s inability to pay for the cash compensation of the acquisition agreement. MyPraize, LLC has indicated in writing a desire for such restructuring to provide us an additional 9 months to provide such cash necessary to complete the monetary compensation of the acquisition.